Provisions - Summary of Provisions and Non-current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [abstract]
Onerous contract provisions (detailed below)	$ 310	$ 404
Non-current portion of provision for restructuring costs (note 13)	718	0
Other	0	97
Other non-current provisions	$ 1,028	$ 501